UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2023

American Conservative Values ETF

ITEM 1(a). REPORT TO STOCKHOLDERS.

ANNUAL REPORT

For the Year Ended July 31, 2023

American Conservative Values ETF

ANNUAL REPORT

American Conservative Values ETF

Dear Shareholders,

We would like to personally thank you for investing in the American Conservative Values ETF (ACVF) and for joining our growing community of politically conservative investors as we attempt to roll back the left’s-takeover of corporate America. We appreciate your support and encouragement.

As long-time passionate, conservative, and professional investors, we became increasingly frustrated watching major corporations support causes that are antithetical to our conservative ideals, beliefs, and values. In response, we each applied our enthusiasm and twenty-five plus years of extensive investment management and trading experience to create the American Conservative Values ETF (ACVF), to proudly serve fellow conservative investors.

We are extremely satisfied with ACVF’s performance thus far, demonstrating its expertise in effectively balancing performance with principled boycotts and based on our media coverage gaining positive recognition from politically conservative investors [https://acvetfs.com/in-the-news/]. ACVF’s performance is discussed below.

Please tell your friends and family about ACVF and encourage them to invest the “right” way and consider investing in ACVF as an alternative to large-cap Index funds.

Thank you again for your continued support and confidence in the American Conservative Values ETF (ACVF).

If you have any questions or concerns, don’t hesitate to reach out to us.

William “Bill” Flaig wflaig@ridgelineresearch.com CEO & Co-Founder 301-685-7121	Tom Carter tcarter@ridgelineresearch.com President & Co-Founder 301-685-7122

ANNUAL REPORT

American Conservative Values ETF

Shareholder Letter - continued (unaudited)July 31, 2023

Since the American Conservative Values ETF’s (ACVF) inception to date (10/28/2020) until it’s fiscal year end (07/31/2023), nearly all major stock indexes experienced significant volatility. The large-cap S&P 500® Index, a stock market index tracking the stock performance of 500 large companies listed on exchanges in the United States, repeatedly reached record highs into year-end 2021 up almost 50%. The market then sold off sharply in reaction to rising inflation, the war in Ukraine and the Fed’s raising short term interest rates to contain inflation, which increased the probability of an economic recession. The S&P 500® was in a drawdown of almost -25% by June 2022, which is widely considered the definition of a bear market. The market then started to stabilize in the Summer of 2022 though the Spring of 2023, finally breaking out of that consolidation range and rallying strongly until 7/31/23 up 30% from the low and only -2% below the market peak. Since its inception ACVF is 1% ahead of the S&P 500®, with a beta of .96 and a daily correlation of 0.99.

Given the overall difficult market environment, we are extremely pleased with our performance to date (Table 1) as well as our boycotted companies (Table 2). ACVF is actively managed and endeavors to balance performance, competitive with large-cap benchmarks such as the S&P 500®, with the sense of purpose and advocacy of boycotting companies that are most hostile to conservative values. Maximizing the economic value of these boycotts while also preserving predictable large cap performance is our goal.

ACVF was up 13.45% during the trailing one-year period ended July 31, 2023, outperforming the S&P 500® by 43 bps. The factor that most significantly affected ACVF’s relative performance vs. the S&P 500® during this period was not the relative performance of the companies we are boycotting (the “Boycotts”), which are S&P 500® constituents. On average the Boycotts outperformed the S&P 500® during this period by a weighted average of almost +2.1%. The performance of each of the Boycotts is contained in the table below. ACVF’s outperformed the S&P 500® during this period was due to the company and sector miss- weights introduced to the ACVF’s portfolio by avoiding ownership of the Boycotts. Essentially what we purchased to replace the boycotts outperformed the S&P 500® by more than the boycotts.

During this period, ACVF initiated new boycotts on AT&T, Paypal, Pfizer, Target, Unitedhealth and Visa.

ANNUAL REPORT

American Conservative Values ETF

Shareholder Letter - continued (unaudited)July 31, 2023

Performance Table (I)

	3 Month	QTD	6 Month	YTD	12 Month	Inception* (Annualized)	Inception
ACVF (Market)	10.21%	2.85%	11.57%	17.60%	13.39%	15.11%	47.43%
ACVF (NAV)	10.15%	3.02%	11.66%	17.66%	13.45%	15.13%	47.50%
S&P 500 Total Return Index	10.51%	3.21%	13.52%	20.65%	13.02%	14.87%	46.48%

*Since Inception (10.28.2020) Returns are Annualized

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of July 31, 2023 and are subject to change at any time. For most recent information, please call 888-909-6030.

ANNUAL REPORT

American Conservative Values ETF

Shareholder Letter - continued (unaudited)July 31, 2023

Boycott Performance Table

For the trailing one-year Period of (7/31/2022 until 07/31/2023)

Boycotted Company	Ticker	12 Month % Return	vs SPTR
META PLATFORMS INC-CLASS A	META	100.3	87.2
NETFLIX INC.	NFLX	95.2	82.2
DICK’S SPORTING GOODS, INC.	DKS	54.1	41.1
DELTA AIR LINES INC.	DAL	45.8	32.8
JPMORGAN CHASE & CO.	JPM	41.3	28.2
THE NEW YORK TIMES COMPANY	NYT	29.0	16.0
LOWE’S COS INC.	LOW	24.8	11.8
COMCAST CORP-CLASS A	CMCSA	24.4	11.4
WALMART INC.	WMT	23.0	10.0
STARBUCKS CORP.	SBUX	22.4	9.4
SALESFORCE INC.	CRM	22.3	9.3
APPLE INC.	AAPL	21.6	8.6
ALPHABET INC-CL C	GOOG	14.1	1.1
ALPHABET INC-CL A	GOOGL	14.1	1.1
BLACKROCK INC.	BLK	13.6	0.6
VISA INC-CLASS A SHARES	V*	13.0	(0.0)
AMERICAN EXPRESS CO.	AXP	11.2	(1.8)
GOLDMAN SACHS GROUP INC.	GS	9.9	(3.2)
PROGRESSIVE CORP.	PGR	9.8	(3.2)
GENERAL MOTORS CO.	GM	6.8	(6.2)
COCA-COLA CO/THE	KO	(0.6)	(13.6)
AMAZON.COM INC.	AMZN	(0.9)	(14.0)
JOHNSON & JOHNSON	JNJ	(1.3)	(14.3)
BANK OF AMERICA CORP.	BAC	(2.8)	(15.8)
NIKE INC -CL B	NKE	(2.8)	(15.8)
UNITEDHEALTH GROUP INC.	UNH*	(5.3)	(18.3)
PAYPAL HOLDINGS INC.	PYPL*	(12.4)	(25.4)
WARNER BROS DISCOVERY INC.	WBD	(12.9)	(25.9)
TARGET CORP.	TGT*	(14.3)	(27.4)
NASDAQ INC.	NDAQ	(15.1)	(28.1)
WALT DISNEY CO/THE	DIS	(16.2)	(29.2)
AT&T INC.	T*	(17.6)	(30.6)
VERIZON COMMUNICATIONS INC.	VZ	(21.1)	(34.1)
PFIZER INC.	PFE*	(25.7)	(38.7)

*Denotes less than 1 year

ANNUAL REPORT

American Conservative Values ETF

Shareholder Letter - continued (unaudited)July 31, 2023

In furtherance of the goal of maximizing the economic value of these boycotts while also preserving predictable large cap performance, the management team seeks to control ACVF’s risk to the S&P 500® by employing portfolio construction which is diversified among economic sector and style factors, resulting in an ETF solidly within the large-cap blend style box. By monitoring the risks created by our boycotts and utilizing such a portfolio construction, the resulting performance should produce returns consistent with the large cap blend style universe and large cap indexes, a high correlation to the S&P 500® as well as beta close to 1.0.

This was accomplished while also avoiding ownership of 34 of the companies most hostile to conservative values (chart includes 2 share classes of Google/Alphabet), which represented on average close to 25% of the S&P 500® company weights.

Since inception date (10/28/2020) until it’s fiscal year end (07/31/2023), a $10,000 investment in ACVF would have returned a profit of $4,750, which is $102.00 dollars greater than the profit that would have been returned for the same period from a $10,000 hypothetical investment in the S&P 500®, while also keeping approximately $2,500 of your investment out of the companies we believe are most hostile to conservative values

Thank you for your continued support and confidence in the American Conservative Values ETF (ACVF).

Sincerely,

William E. Flaig, Jr., CEO Ridgeline Research LLC

And

Thomas Carter, President, Ridgeline Research LLC

ANNUAL REPORT

American Conservative Values ETF

Shareholder Letter - continued (unaudited)July 31, 2023

Investment Objective

The American Conservative Values ETF (the “Fund”) seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.

Important Disclosure Statement

Must be preceded or accompanied by a current prospectus.

An investment in the Fund is subject to risks, including the possible loss of the principal amount invested. Overall stock market risks may affect the value of individual securities in which the Fund invests. The Fund is actively managed, the Adviser’s investment decisions impact the Fund’s performance. The Fund and Adviser are new, the ETF has only recently commenced operations. This Fund may not be suitable for all investors.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. Please see the Schedule of Investments for a complete list of holdings.

The ACVF ETF is distributed by Foreside Fund Services, LLC.

ANNUAL REPORT

American Conservative Values ETF

Shareholder Letter - continued (unaudited)July 31, 2023

List of Boycotted Companies (II)

Alphabet Inc-Cl A
Alphabet Inc-Cl C
Amazon.com Inc.
American Express Co.
Apple Inc.
AT&T Inc.
Bank Of America Corp.
Blackrock Inc.
Coca-Cola Co/The
Comcast Corp-Class A
Delta Air Lines Inc.
Dick’s Sporting Goods, Inc.
General Motors Co.
Goldman Sachs Group Inc.
Johnson & Johnson
JPMorgan Chase & Co.
Lowe’s Cos Inc.
Meta Platforms Inc-Class A
Nasdaq Inc.
Netflix Inc.
Nike Inc -Cl B
PayPal Holdings Inc.
Pfizer Inc.
Progressive Corp.
Salesforce Inc.
Starbucks Corp.
Target Corp.
The New York Times Company
Unitedhealth Group Inc.
Verizon Communications Inc.
Visa Inc-Class A Shares
Walmart Inc.
Walt Disney Co/The
Warner Bros Discovery Inc.

ANNUAL REPORT

American Conservative Values ETF

(unaudited)

GROWTH OF $10,000 INVESTMENT IN
THE AMERICAN CONSERVATIVE VALUES ETF VS. S&P 500® INDEX

$15
$14
$13
$12
$11
$10
Thousands
$14,740
$14,648
10/28/20
7/31/21
7/31/22
7/31/23

Past performance is not predictive of future performance.

American Conservative Values ETF
S&P 500® Index

	Total Return One Year Ended 7/31/2023	Average Annual Return Since Inception 10/28/2020 to 7/31/2023
American Conservative Values ETF (NAV)	13.45%	15.13%
American Conservative Values ETF (Market)	13.39%	15.11%
S&P 500® Index	13.02%	14.87%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The market price returns are calculated using the closing price.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

ANNUAL REPORT

American Conservative Values ETF

Portfolio Compositionas of July 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
COMMON STOCKS:
Software & Services	17.81%
Information Technology	15.79%
Health Care	13.48%
Consumer Discretionary	12.11%
Financials	10.04%
Consumer Staples	8.14%
Industrials	7.97%
Energy	4.30%
Communication Services	3.73%
Materials	2.58%
Utilities	1.95%
Real Estate	1.90%
99.80%

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of InvestmentsJuly 31, 2023

	Security Description	Number of Shares	Value
99.80%	COMMON STOCKS

3.73%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	499	$46,287
	Charter Communications, Inc.(A)	1,610	652,356
	Electronic Arts, Inc.	187	25,497
	Fox Corp. - Class A	2,215	74,092
	Fox Corp. - Class B	2,093	65,741
	Live Nation Entertainment, Inc.(A)	588	51,597
	News Corp. - Class A	3,196	63,345
	News Corp. - Class B	2,913	58,580
	Omnicom Group, Inc.	2,132	180,410
	Paramount Global	9,378	150,329
	Take-Two Interactive Software(A)	324	49,553
	The Interpublic Group of Cos, Inc.	4,675	160,025
	T-Mobile US, Inc.(A)	3,891	536,063
			2,113,875

12.11%	CONSUMER DISCRETIONARY
	Advance Auto Parts, Inc.	132	9,819
	Aptiv plc (A)	523	57,263
	AutoZone, Inc.(A)	2	4,963
	Bath & Body Works, Inc.	572	21,198
	Best Buy Co., Inc.	458	38,037
	Booking Holdings, Inc.(A)	200	594,160
	BorgWarner, Inc.	584	27,156
	Chipotle Mexican Grill, Inc.(A)	66	129,511
	DR Horton, Inc.	524	66,558
	Darden Restaurants, Inc.	265	44,764
	Domino’s Pizza, Inc.	66	26,185
	eBay, Inc.	1,091	48,560
	Etsy, Inc.(A)	787	79,999
	Expedia Group, Inc. (A)	2,266	277,653
	Ford Motor Co.	8,120	107,265
	Garmin Ltd.	911	96,466

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2023

	Security Description	Number of Shares	Value
	Genuine Parts Co.	328	$51,076
	Hasbro, Inc.	134	8,651
	Hilton Worldwide Holdings, Inc.	523	81,321
	The Home Depot, Inc.	4,951	1,652,842
	Kohl’s Corp.	2,430	69,134
	Las Vegas Sands Corp.(A)	785	46,951
	Lennar Corp.	390	49,464
	LKQ Corp.	390	21,368
	Marriott International, Inc.	1,245	251,253
	McDonald’s Corp.	1,489	436,575
	MGM Resorts International	1,635	83,009
	O’Reilly Automotive, Inc.(A)	132	122,204
	Phinia, Inc. (A)	117	3,319
	Pool Corp.	66	25,393
	PulteGroup, Inc.	199	16,794
	PVH Corp.	131	11,743
	Ralph Lauren Corp.	65	8,536
	Ross Stores, Inc.	656	75,204
	Royal Caribbean Cruises Ltd.(A)	328	35,788
	Tapestry, Inc.	394	17,001
	Tesla, Inc.(A)	6,514	1,742,039
	The TJX Cos, Inc.	2,404	208,018
	Tractor Supply Co.	199	44,574
	Ulta Beauty, Inc.(A)	66	29,357
	Under Armour, Inc. - Class A(A)	4,697	37,858
	Under Armour, Inc. - Class C(A)	5,332	39,563
	Wynn Resorts Ltd.	194	21,142
	YUM! Brands, Inc.	207	28,498
			6,848,232

8.14%	CONSUMER STAPLES
	Altria Group, Inc.	3,068	139,349
	Archer-Daniels-Midland Co.	532	45,199
	Brown-Forman Corp.	401	28,311
	Church & Dwight Co., Inc.	328	31,380

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2023

	Security Description	Number of Shares	Value
	Colgate-Palmolive Co.	516	$39,350
	Constellation Brands, Inc.	519	141,583
	Costco Wholesale Corp.	2,136	1,197,591
	Dollar General Corp.	603	101,823
	Dollar Tree, Inc. (A)	323	49,849
	The Estee Lauder Cos., Inc.	328	59,040
	General Mills, Inc.	786	58,746
	Kimberly-Clark Corp.	457	58,999
	The Kraft Heinz Co.	1,242	44,936
	Kroger Co.	457	22,228
	McCormick & Co., Inc.(B)	262	23,444
	Mondelez International, Inc.	3,128	231,879
	Monster Beverage Corp.(A)	2,478	142,460
	PepsiCo, Inc.	4,026	754,714
	Philip Morris International, Inc.	2,218	221,179
	Sysco Corp.	306	23,351
	The Clorox Co.	59	8,937
	The Hershey Co.	198	45,799
	The Procter & Gamble Co.	6,760	1,056,588
	Tyson Foods, Inc.	521	29,030
	Walgreens Boots Alliance, Inc.	1,698	50,889
			4,606,654
4.30%	ENERGY
	Baker Hughes Co.	1,368	48,961
	Chevron Corp.	3,388	554,480
	ConocoPhillips	1,438	169,281
	EOG Resources, Inc.	718	95,157
	Exxon Mobil Corp.	8,575	919,583
	Halliburton Co.	1,301	50,843
	Hess Corp.	196	29,739
	Kinder Morgan, Inc.	3,000	53,130
	Marathon Petroleum Corp.	1,308	173,990
	Occidental Petroleum Corp.	1,309	82,637
	ONEOK, Inc.	584	39,151
	Pioneer Natural Resources Co.	131	29,563

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2023

	Security Description	Number of Shares	Value
	Schlumberger NV	2,475	$144,391
	The Williams Cos., Inc.	1,237	42,615
			2,433,521

10.04%	FINANCIALS
	Aflac, Inc.	392	28,357
	The Allstate Corp.	177	19,944
	American International Group, Inc.	462	27,849
	Ameriprise Financial, Inc.	266	92,688
	Aon plc	328	104,468
	Arthur J Gallagher & Co.	132	28,354
	Bank of New York Mellon Corp.	628	28,486
	Berkshire Hathaway, Inc. - Class B(A)	4,355	1,532,786
	Capital One Financial Corp.	658	76,999
	Cboe Global Markets, Inc.	134	18,717
	Chubb Ltd.	978	199,913
	Cincinnati Financial Corp.	265	28,509
	Citigroup, Inc.	4,807	229,103
	Citizens Financial Group, Inc.	1,107	35,712
	CME Group, Inc.	716	142,455
	Discover Financial Services	1,450	153,047
	Fifth Third BanCorp	1,827	53,166
	Franklin Resources, Inc.	388	11,345
	Hartford Financial Services Group	459	32,993
	Huntington Bancshares, Inc.	2,024	24,774
	Intercontinental Exchange, Inc.	1,108	127,198
	Invesco Ltd.	201	3,377
	KeyCorp	1,371	16,877
	Loews Corp.	318	19,923
	MarketAxess Holdings, Inc.	66	17,769
	Marsh & McLennan Cos., Inc.	846	159,403
	MetLife, Inc.	2,281	143,635
	Moody’s Corp.	386	136,162
	Morgan Stanley	3,972	363,676

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2023

	Security Description	Number of Shares	Value
	MSCI, Inc.	68	$37,269
	Northern Trust Corp.	521	41,743
	PNC Financial Services Group	1,183	161,941
	Principal Financial Group, Inc.	263	21,006
	Prudential Financial, Inc.	266	25,666
	Raymond James Financial, Inc.	393	43,258
	Regions Financial Corp.	2,346	47,788
	Rocket Cos., Inc. (A)	4,805	52,519
	S&P Global, Inc.	896	353,481
	State Street Corp.	783	56,721
	Synchrony Financial	133	4,594
	T Rowe Price Group, Inc.	459	56,576
	The Charles Schwab Corp.	4,170	275,637
	The Travelers Cos., Inc.	139	23,993
	Truist Financial Corp.	3,128	103,912
	US Bancorp	3,758	149,117
	Wells Fargo & Co.	7,137	329,444
	Willis Towers Watson plc	199	42,055
			5,684,405

13.48%	HEALTH CARE
	Abbott Laboratories	3,241	360,821
	AbbVie, Inc.	3,328	497,802
	Agilent Technologies, Inc.	328	39,941
	AmerisourceBergen Corp.	393	73,452
	Amgen, Inc.	1,632	382,133
	Becton Dickinson and Co.	459	127,887
	Biogen, Inc.(A)	86	23,236
	Boston Scientific Corp.(A)	2,411	125,010
	Bristol-Myers Squibb Co.	4,430	275,502
	Cardinal Health, Inc.	387	35,399
	Centene Corp. (A)	715	48,684
	Cigna Corp.	1,283	378,613
	The Cooper Cos., Inc.	66	25,823

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2023

Security Description	Number of Shares	Value
CVS Health Corp.	2,286	$170,741
Danaher Corp.	1,492	380,550
Dexcom, Inc.(A)	528	65,768
Edwards Lifesciences Corp.(A)	917	75,258
Elevance Health, Inc.	1,151	542,846
Eli Lilly and Co.	1,903	865,009
Embecta Corp.	82	1,750
Fortrea Holdings, Inc.	132	4,219
GE Healthcare Technologies	601	46,878
Gilead Sciences, Inc.	729	55,506
HCA Healthcare, Inc.	193	52,652
Hologic, Inc.(A)	196	15,566
Humana, Inc.	454	207,401
IDEXX Laboratories, Inc. (A)	68	37,722
Illumina, Inc.(A)	262	50,343
Incyte Corp.(A)	201	12,808
Intuitive Surgical, Inc.(A)	600	194,640
IQVIA Holdings, Inc.(A)	261	58,401
Laboratory Corporation of America	132	28,239
McKesson Corp.	328	131,987
Medtronic plc	2,391	209,834
Merck & Co., Inc.	4,888	521,305
Mettler-Toledo International, Inc.(A)	1	1,257
Regeneron Pharmaceuticals, Inc.(A)	201	149,124
ResMed, Inc.	133	29,573
Stryker Corp.	587	166,362
Thermo Fisher Scientific, Inc.	710	389,549
Veeva Systems, Inc.(A)	124	25,323
Vertex Pharmaceuticals, Inc.(A)	716	252,275
Zimmer Biomet Holdings, Inc.	206	28,459
Zoetis, Inc.	2,486	467,592
		7,633,240

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2023

	Security Description	Number of Shares	Value
7.97%	INDUSTRIALS
	3M Co.	511	$56,977
	American Airlines Group, Inc.(A)	3,390	56,783
	AMETEK, Inc.	259	41,077
	The Boeing Co.(A)	897	214,248
	Canadian Pacific Railway Ltd.	193	15,882
	Carrier Global Corp.	718	42,757
	Caterpillar, Inc.	978	259,336
	CH Robinson Worldwide, Inc.	201	20,136
	Cintas Corp.	132	66,269
	Copart, Inc.(A)	778	68,767
	CSX Corp.	3,908	130,215
	Cummins, Inc.	328	85,542
	Deere & Co.	522	224,251
	Eaton Corp. plc	719	147,625
	Emerson Electric Co.	1,172	107,062
	Equifax, Inc.	197	40,204
	Expeditors International of Washington, Inc.	264	33,607
	Fastenal Co.	981	57,496
	FedEx Corp.	393	106,090
	Fortive Corp.	461	36,119
	General Dynamics Corp.	190	42,480
	General Electric Co.	1,823	208,260
	Honeywell International, Inc.	1,489	289,060
	Illinois Tool Works, Inc.	393	103,485
	Ingersoll Rand, Inc.	524	34,201
	Jacobs Solutions, Inc.	194	24,330
	JB Hunt Transport Services, Inc.	66	13,460
	Johnson Controls International	1,700	118,235
	L3Harris Technologies, Inc.	392	74,280
	Lockheed Martin Corp.	453	202,206
	Norfolk Southern Corp.	145	33,871
	Northrop Grumman Corp.	263	117,035
	Old Dominion Freight Line, Inc.	133	55,792

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2023

	Security Description	Number of Shares	Value
	Otis Worldwide Corp.	388	$35,292
	PACCAR, Inc.	891	76,742
	Parker-Hannifin Corp.	198	81,182
	Quanta Services, Inc.	66	13,307
	Republic Services, Inc.	199	30,071
	Rockwell Automation, Inc.	66	22,195
	RTX Corp.	2,608	229,321
	Southwest Airlines Co.	1,306	44,613
	Trane Technologies plc	325	64,818
	TransDigm Group, Inc.	66	59,382
	Union Pacific Corp.	1,167	270,767
	United Airlines Holdings, Inc.(A)	457	24,820
	United Parcel Service, Inc.	1,164	217,819
	Westinghouse Air Brake Technologies Corp.	259	30,676
	Waste Management, Inc.	721	118,093
	WW Grainger, Inc.	66	48,740
	Xylem, Inc.	133	14,996
			4,509,972

15.79%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc. (A)	4,343	496,839
	Amphenol Corp.	1,040	91,842
	Analog Devices, Inc.	651	129,894
	Applied Materials, Inc.	2,100	318,339
	Arista Networks, Inc. (A)	2,080	322,587
	Broadcom, Inc.	649	583,224
	CDW Corp.	199	37,227
	Cisco Systems, Inc.	38,171	1,986,419
	Corning, Inc.	1,243	42,187
	Hewlett Packard Enterprise Co.	2,221	38,601
	HP, Inc.	3,049	100,099
	Intel Corp.	7,143	255,505
	Keysight Technologies, Inc.(A)	262	42,203
	KLA Corp.	199	102,276

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2023

	Security Description	Number of Shares	Value
	Lam Research Corp.	262	$188,244
	Microchip Technology, Inc.	654	61,437
	Micron Technology, Inc.	2,332	166,481
	Motorola Solutions, Inc.	265	75,957
	NVIDIA Corp.	5,591	2,612,618
	QUALCOMM, Inc.	2,394	316,415
	Roper Technologies, Inc.	200	98,610
	Seagate Technology Holdings PL	320	20,320
	ServiceNow, Inc.(A)	470	274,010
	TE Connectivity Ltd.	656	94,129
	Texas Instruments, Inc.	2,004	360,720
	Zebra Technologies Corp.(A)	387	119,181
			8,935,364

2.58%	MATERIALS
	Air Products and Chemicals, Inc.	396	120,911
	Albemarle Corp.	66	14,010
	Amcor plc	2,937	30,134
	Ball Corp.	654	38,383
	Celanese Corp.	67	8,401
	Corteva, Inc.	1,308	73,810
	Dow, Inc.	519	29,308
	DuPont de Nemours, Inc.	439	34,080
	Ecolab, Inc.	461	84,428
	FMC Corp.	67	6,447
	Freeport-McMoRan, Inc.	3,133	139,888
	International Flavors & Fragrances, Inc.	131	11,084
	International Paper Co.	915	32,995
	LyondellBasell Industries NV	389	38,457
	The Mosaic Co.	521	21,236
	New Linde plc	1,106	432,081
	Newmont Corp.	1,239	53,178
	Nucor Corp.	453	77,957
	Packaging Corp. of America	133	20,396
	PPG Industries, Inc.	393	56,553

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2023

	Security Description	Number of Shares	Value
	The Sherwin-Williams Co.	394	$108,941
	Sylvamo Corp.	74	3,631
	Vulcan Materials Co.	66	14,553
	Westrock Co.	328	10,919
			1,461,781

1.90%	REAL ESTATE
	Alexandria Real Estate Equities	133	16,715
	American Tower Corp.	718	136,643
	AvalonBay Communities, Inc.	199	37,541
	CBRE Group, Inc.(A)	783	65,232
	Crown Castle International Corp.	721	78,077
	Digital Realty Trust, Inc.	458	57,076
	Equinix, Inc.	200	161,984
	Equity Residential	589	38,839
	Extra Space Storage, Inc.	67	9,351
	Host Hotels & Resorts, Inc.	776	14,278
	Mid-America Apartment Communities	67	10,027
	Prologis, Inc.	1,433	178,767
	Public Storage	327	92,132
	Realty Income Corp.	314	19,145
	SBA Communications Corp.	58	12,699
	Simon Property Group, Inc.	324	40,370
	Ventas, Inc.	387	18,777
	Welltower, Inc.	654	53,726
	Weyerhaeuser Co.	1,041	35,456
			1,076,835

17.81%	SOFTWARE & SERVICES
	Accenture plc	1,753	554,562
	Adobe, Inc.(A)	2,012	1,098,894
	ANSYS, Inc.(A)	132	45,157
	Autodesk, Inc.(A)	713	151,149
	Automatic Data Processing, Inc.	916	226,490
	Broadridge Financial Solutions	198	33,248

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2023

	Security Description	Number of Shares	Value
	Cadence Design Systems, Inc.(A)	1,109	$259,517
	Cognizant Technology Solutions	1,108	73,161
	Fidelity National Information	1,106	66,780
	Fiserv, Inc.(A)	982	123,938
	Fortinet, Inc.(A)	1,295	100,647
	Gartner, Inc.(A)	260	91,933
	Global Payments, Inc.	461	50,825
	International Business Machines Corp.	320	46,138
	Intuit, Inc.	718	367,401
	Mastercard, Inc. - Class A	3,622	1,428,082
	Microsoft Corp.	12,663	4,253,755
	Oracle Corp.	4,592	538,320
	Paychex, Inc.	654	82,057
	Paycom Software, Inc.	66	24,338
	Synopsys, Inc.(A)	329	148,642
	Tyler Technologies, Inc.(A)	61	24,194
	VeriSign, Inc.(A)	1,385	292,166
			10,081,394

1.95%	UTILITIES
	The AES Corp.	387	8,371
	Ameren Corp.	54	4,626
	American Electric Power Co., Inc.	270	22,880
	American Water Works Co., Inc.	133	19,608
	CenterPoint Energy, Inc.	652	19,619
	Consolidated Edison, Inc.	64	6,071
	Constellation Energy Corp.	263	25,419
	Dominion Energy, Inc.	371	19,867
	DTE Energy Co.	266	30,404
	Duke Energy Corp.	834	78,079
	Edison International	513	36,916
	Eversource Energy	523	37,829
	Exelon Corp.	630	26,372
	FirstEnergy Corp.	851	33,521
	NextEra Energy, Inc.	5,991	439,140

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2023

	Security Description	Number of Shares	Value
	Public Service Enterprise Group	718	$45,320
	Sempra Energy	145	21,608
	The Southern Co.	1,953	141,280
	WEC Energy Group, Inc.	396	35,585
	Xcel Energy, Inc.	784	49,180
			1,101,695

99.80%	TOTAL COMMON STOCKS
	(Cost: $50,403,405)		56,486,968

99.80%	TOTAL INVESTMENTS
	(Cost: $50,403,405)		56,486,968
0.20%	Other assets, net of liabilities		113,665
100.00%	NET ASSETS		$56,600,633

(A)Non-income producing

(B)Non voting shares

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Statement of Assets and LiabilitiesJuly 31, 2023

ASSETS
Investments at value (cost of $50,403,405) (Note 1)	$56,486,968
Cash	106,832
Receivable for capital stock sold	868,782
Dividends receivable	37,700
TOTAL ASSETS	57,500,282

LIABILITIES
Payable for securities purchased	865,335
Accrued advisory fees	34,314
TOTAL LIABILITIES	899,649
NET ASSETS	$56,600,633

Net Assets Consist of:
Paid-in capital	$51,768,866
Distributable earnings (accumulated deficit)	4,831,767
Net Assets	$56,600,633

NET ASSET VALUE PER SHARE
Net Assets	$56,600,633
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,625,000
Net Asset Value and Offering Price Per Share	$34.83

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Statement of OperationsYear Ended July 31, 2023

INVESTMENT INCOME
Dividend income (net of foreign tax withheld of $15)	$644,226
Total investment income	644,226

EXPENSES
Investment advisory fees (Note 2)	286,176
Total expenses	286,176
Net investment income (loss)	358,050

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(924,709)
Change in unrealized appreciation (depreciation) of investments	6,552,689
Net realized and unrealized gain (loss) on investments	5,627,980

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,986,030

American Conservative Values ETF

Statements of Changes in Net Assets

See Notes to Financial Statements

ANNUAL REPORT

	Year ended July 31, 2023	Year ended July 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$358,050	$233,998
Net realized gain (loss) on investments	(924,709)	(257,375)
Change in unrealized appreciation (depreciation) of investments	6,552,689	(1,853,190)
Increase (decrease) in net assets from operations	5,986,030	(1,876,567)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(355,171)	(238,343)
Decrease in net assets from distributions	(355,171)	(238,343)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	18,432,924	21,646,524
Shares redeemed	—	(960,231)
Increase (decrease) in net assets from capital stock transactions	18,432,924	20,686,293

NET ASSETS
Increase (decrease) during year	24,063,783	18,571,383
Beginning of year	32,536,850	13,965,467
End of year	$56,600,633	$32,536,850

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Years ended July 31,		October 28, 2020(2) through July 31, 2021
	2023	2022
Net asset value, beginning of period	$30.99	$32.55	$25.00
Investment activities
Net investment income (loss)(1)	0.29	0.25	0.19
Net realized and unrealized gain (loss) on investments	3.83	(1.58)	7.53
Total from investment activities	4.12	(1.33)	7.72
Distributions
Net investment income	(0.28)	(0.21)	(0.17)
Net realized gain	—	(0.02)	—
Total distributions	(0.28)	(0.23)	(0.17)
Net asset value, end of period	$34.83	$30.99	$32.55

Total Return(3)	13.45%	(4.06%)	30.96%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.75%	0.75%	0.75%
Net investment income (loss)	0.94%	0.77%	0.82%
Portfolio turnover rate(5)	9.27%	3.70%	6.04%
Net assets, end of period (000’s)	$56,601	$32,537	$13,965

(1)Per share amounts caluculated using the average shares outstanding during the period.

(2)Commencement of Operations.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial StatementsJuly 31, 2023

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The American Conservative Values ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on October 28, 2020.

The Fund’s objective is to seek to achieve long-term capital appreciation with capital preservation as a secondary objective.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Ridgeline Research LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2023

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of July 31, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$56,486,968	$—	$—	$56,486,968
	$56,486,968	$—	$—	$56,486,968

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2023

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the year ended July 31, 2023. The Fund held no Level 3 securities at any time during the year ended July 31, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2023

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended July 31, 2023, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $1,500. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $1,500.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2023

retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of July 31, 2023:

	Creation Unit Shares	Creation Transaction Fee	Value
American Conservative Values ETF	25,000	$1,500	$870,750

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2023

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND

OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under the Advisory Agreement, the Advisor assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Investment Advisory Agreement, distribution fees or expenses under a 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.75%.

The Advisor has retained Vident Investment Advisory, LLC (“VIA” or the “Sub-Advisor”), to serve as sub-advisor for the Fund. The Sub-Advisor is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor, subject to the supervision of the Advisor and the Board.

For the services it provides to the Fund, the Sub-Advisor is compensated by the Advisor from the advisory fees paid by the Fund to the Advisor. Fees to the Sub-Advisor are calculated daily and paid monthly, based on the daily net assets of the Fund at the following rate: 0.05% on the first $250 million in net assets; 0.04% on the next $250 million in net assets; and 0.03% on any net assets in excess of $500 million (subject to a minimum of $30,000 per year).

Vident Advisory, LLC (“VA”), an affiliate of VIA, was formed in 2016 and commenced operations and registered with the U.S. Securities and Exchange Commission as an investment advisor in 2019. Pursuant to a purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC (“VA Holdings”), a subsidiary of MM VAM, LLC acquired VA (the “Transaction”). MM VAM, LLC is an entity controlled by Casey Crawford. The Transaction closed on July 14, 2023 (the “Closing Date”).

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2023

As of the Closing Date, Mr. Crawford controls VA through VA Holdings. Under the 1940 Act, the Transaction resulted in a change of control of the Sub-Advisor, which in turn resulted in the assignment and termination of the investment Sub-Advisory Agreement between the Trust, the Advisor and the Sub-Advisor (the “Former Sub-Advisory Agreement”). To avoid a lapse in sub-advisory services to the Fund, VA and the Trust entered into an Interim Sub-Advisory Agreement, pursuant to the requirements of Section 15(f) and Rule 15a-4 of the 1940 Act, prior to the Transaction. Pursuant to the Interim Agreement VA will continue to provide sub-advisory services to the Fund under the Interim Agreement until the earlier of: (i) the date on which the Fund’s shareholders approve a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”); or (ii) 150 days from the date of the termination of the Former Sub-Advisory Agreement. The New Sub-Advisory Agreement, if approved by shareholders, will replace the Interim Agreement.

The Fund’s shareholders will be asked to vote on the New Sub-Advisory Agreement at a shareholders’ meeting held on September 6, 2023, as reconvened on October 6, 2023. Proxy materials have been mailed to Fund shareholders that explain in detail the Transaction, the terms of the New Sub-Advisory Agreement, and provides information on how shareholders can vote their shares. If the New Sub-Advisory Agreement is approved by Fund shareholders, VA will be the new sub-advisor.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $25,000 per year. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Tom Carter, Vice President of the Trust, is President of the Advisor. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King, Mr. Malaspina or Mr. Carter receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2023

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the year ended July 31, 2023 were as follows:

Purchases	Sales
$3,685,778	$3,570,284

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended July 31, 2023 were as follows:

Purchases	Sales	Realized Gain
$18,337,026	$—	$—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF

CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2023

The tax character of distributions for the years ended July 31, 2023 and 2022 were as follows:

	Year ended July 31, 2023	Year ended July 31, 2022
Distributions paid from:
Ordinary income	$355,171	$237,754
Realized gain	—	589
	$355,171	$238,343

As of July 31, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$20,860
Accumulated net realized gain (loss) on investments	(1,271,090)
Net unrealized appreciation (depreciation) on investments	6,081,997
$4,831,767

As of July 31, 2023, the Fund had a capital loss carryforward of $1,271,090, of which $325,580 is considered short term and $945,510 is considered long term. These losses may be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$50,404,971	$8,306,272	$(2,224,275)	$6,081,997

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

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American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2023

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Year ended July 31, 2023	Year ended July 31, 2022
Shares sold	575,000	650,000
Shares reinvested	—	—
Shares redeemed	—	(29,000)
Net increase (decrease)	575,000	621,000

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2023, the Fund had 17.81% and 15.79% of the value of its net assets invested in securities within the Software & Services and Information Technology sectors, respectively.

NOTE 7 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that an investment in the Fund could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2023

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Not Individually Redeemable. Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

•Trading Issues. Although it is expected that Shares will remain listed for trading on the Exchange, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for Shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s Shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those Shares.

•Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares of the Fund bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2023

these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares: Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Active Management Risk. The Advisor’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

Fund Investor Sourced Research and Opinion Risk. Company favorability ratings are collected from shareholders of the Fund, who may not be professional investors, may have no financial expertise, and may not do any research on companies prior to participation (referred to herein as “Fund Investor sourced research and opinion.” Fund Investor sourced research and opinion depends, to a large extent, on active participation of a sufficient number of shareholders. Investment decisions made using Shareholder Sourced Research may be influenced by cognitive and emotional biases, resulting in investment choices that underperform the market generally. Although the Advisor employs measures to detect irregularities in Fund Investor sourced research and opinion, there is no assurance these measures will be successful and, as a result, the integrity of the data could be compromised or could be subject to manipulation. The Advisor may be unable to collect Fund Investor sourced research and opinion for a period of time because of technical issues, failures of the Internet, cybersecurity breaches, or adverse claims on intellectual property, among other reasons.

Market Risk. Overall stock market risks may affect the value of individual securities in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2023

underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Non-Financial Risk. Because the Fund assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not take into consideration such non-financial factors when selecting investments.

Portfolio Turnover Risk. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

Market Turbulence Resulting From COVID-19. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants (participants authorized to redeem Creation Units of a particular ETF) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2023

and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

American Conservative Values ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of American Conservative Values ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Conservative Values ETF (the “Fund”), a series of ETF Opportunities Trust, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for the years ended July 31, 2023 and 2022 and for the period October 28, 2020 (commencement of operations) through July 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2023 and 2022 and for the period October 28, 2020 (commencement of operations) to July 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

ANNUAL REPORT

American Conservative Values ETF

Report of Independent Registered Public Accounting Firm - continued

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
September 29, 2023

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (888)-909-6030.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (68) Trustee	Indefinite, Since December 2019	Dean Emeritus (since 2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University.	13	World Funds Trust for the twenty series of that Trust (registered investment company)
Mary Lou H. Ivey (65) Trustee	Indefinite, Since December 2019	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008-2021.	13	World Funds Trust for the twenty series of that Trust (registered investment company)
Theo H. Pitt, Jr. (87) Trustee	Indefinite, Since December 2019	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997.	13

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the eleven series of that trust; and World Funds Trust for the twenty series of that Trust (all registered investment companies)

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Officers Who Are Not Trustees

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (59) President	Indefinite, Since December 2019	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration), October 2013 – present.
Thomas A. Carter (57) Vice President	Indefinite, Since December 2019	President Ridgeline Research September 2019 through present; President ALPS Advisors and ALPS Portfolio Solutions Distributors 2007 – November 2018. Garden leave November 2018 – September 2019.
Karen M. Shupe (59) Treasurer and Principal Executive Officer	Indefinite, Since December 2019	Managing Director Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (68) Assistant Treasurer and Principal Financial Officer	Indefinite, Since December 2019	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (54) Secretary	Indefinite, Since December 2019	Attorney, PractusTM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (60) Assistant Secretary	Indefinite, Since September 2022	Attorney, PractusTM LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina (55) Assistant Secretary	Indefinite, Since September 2022

Counsel, PractusTM LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (61) Assistant Secretary	Indefinite, Since December 2019	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Laura B. Wright (51) Assistant Secretary	Indefinite, Since July 2022	Manager, Fund Administration, Commonwealth Fund Services, Inc. August 2023 to present; Fund Administrator, Commonwealth Fund Services, Inc., 2016 to 2023.
Soth Chin (57) Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Fit Compliance, LLC (financial services compliance and consulting) since October 2016.
Julian G. Winters (54) Assistant Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 888-909-6030 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 888-909-6030 or on the SEC’s website at https://www.sec.gov.

Approval of Investment Sub-Advisory Agreements

This annual report pertains only to the American Conservative Values ETF; however, the disclosure below pertains to that fund and the American Conservative Values Small-Cap ETF, a fund that has not commenced operations. Once the American Conservative Values Small-Cap ETF commences operations, this disclosure will be provided again in the next financial report that is prepared and applicable to that fund.

At a meeting held on June 20, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of an Interim Investment Sub-Advisory Agreement between Ridgeline Research LLC (“Ridgeline”), Vident Advisory, LLC (“VA”) and the Trust, on behalf of each of the American Conservative Values ETFs (the “Interim Sub-Advisory Agreement”) and a new Investment Sub-Advisory Agreement between Ridgeline, VA and the Trust, on behalf of each of the American Conservative Values ETFs (each a “Fund,” and collectively, the “Funds”) (the “New Sub-Advisory Agreement”). It was noted that the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement were presented for approval because, pursuant to a purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC, a subsidiary of MM VAM, LLC (“VA Holdings”), would acquire a majority interest in VA (the “Transaction”). MM VAM, LLC is an entity controlled by Casey Crawford. As of the closing date of the Transaction, which is expected to be June 30, 2023 (the “Closing Date”), Mr. Crawford will effectively control VA through VA Holdings. The Board noted that the Transaction constitutes an “assignment” under the 1940 Act, which will result in the automatic termination of the current investment

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

sub-advisory agreement between the Adviser and Vident Investment Advisory, LLC (the “Current Sub-Advisory Agreement”). On the Closing Date, Vident Advisory, LLC (d/b/a Vident Asset Management), an affiliate of Vident Investment Advisory, LLC (“VIA”) that is registered as an investment adviser with the SEC, will assume sub-advisory responsibilities on behalf of each American Conservative Values ETF, pursuant to the Interim Sub-Advisory Agreement. The Board noted that the Transaction would not result in any changes to the investment objectives or principal investment strategies of the Funds and that each Fund’s current portfolio manager would continue to be responsible for the day-to-day management of the Fund and continue to service Fund shareholders.

The Trustees considered that the Interim Sub-Advisory Agreement may only remain in place for up to 150 days and that the material terms of the Interim Sub-Advisory Agreement are substantially identical to the terms of the Fund’s Current Sub-Advisory Agreement with VIA, except for the term and escrow provisions and the fact that the new entity is VA. The Trustees further considered that the material terms of the New Sub-Advisory Agreement are substantially identical to the terms of the Fund’s Current Sub-Advisory Agreement, except for the term and the fact that the new entity is VA. The Board also noted that approval of the Interim and New Sub-Advisory Agreements would not change the rate at which the Fund pays advisory fees, and that the sub-advisory fee charged will remain the same.

The Trustees reviewed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Interim and New Sub-Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by VA; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by VA from its relationship with each Fund; (iv) the extent to which economies of scale would be realized if each Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of respective Fund’s investors; and (v) VA’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically provided by VA during the approval process, including information presented to the Board during the Meeting. The Board requested and was provided with information and reports relevant to the approval of the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by VA; (ii) presentations by VA’s management addressing VA’s portfolio management and trading services, personnel, and

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

operations utilized in managing the Fund; (iii) the investment performance of the Fund; (v) periodic commentary on the reasons for the performance; (vi) any significant changes in VA’s corporate structure or principal business activities as a result of the Transaction; and (vii) the memorandum from Trust counsel (“Counsel”) that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about VA, including financial information, a description of personnel and the services provided to the Funds, information on investment advice, performance, summaries of expenses for the Funds, the compliance program, current legal matters, and other general information; (ii) comparative performance information versus the Fund’s benchmark index and a peer group of other ETFs with strategies similar to the Funds; (iii) comparative fee information versus other ETFs advised by VA, and (iv) benefits to be realized by VA from its relationship with the Trust and the Fund.

In deciding whether to approve each Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services provided by Vident Advisory, LLC.

In this regard, the Board considered the responsibilities of VA under the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement. The Board reviewed the services to be provided by VA to each Fund, including, without limitation, the processes of VA for assuring compliance with each Fund’s investment objectives and limitations; VA’s processes for trade execution and broker-dealer selection for portfolio transactions. The Board considered: the staffing, personnel, and methods of operating of VA; the education and experience of VA’s personnel; and information provided regarding VA’s compliance programs, policies and procedures. The Board considered that there would be no changes to the nature, extent and quality of sub-advisory services to be provided to the Funds by VA, from those services currently being provided to each Fund by VIA. After reviewing the foregoing and further information from VA, the Board concluded that the nature, extent and quality of the services to be provided VA was satisfactory and adequate for the Funds.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Investment Performance of the Funds.

The Board considered the American Conservative Value ETF’s performance as compared to the S&P 500 Index, noting that Fund outperformed its benchmark for the period from the Fund’s inception through March 31, 2023. As of March 31, 2023, the Fund ranked in the 55th percentile in the Morningstar Large Blend category peer group for the quarter, and in the 28th percentile versus the peer group for the one-year period ended March 31, 2023. The Board considered VIAs contribution in providing sub-advisory services to the Fund’s performance and noted that there are to be no changes in the level of services provided by VA as the new sub-adviser.

After a discussion of the Fund’s performance, the Board concluded that the Fund’s performance was satisfactory.

The costs of services provided and profits realized by Vident Advisory, LLC from the relationship with the Funds.

In this regard, the Board considered VA’s staffing, personnel, and methods of operating; VA’s financial condition and profitability and the level of commitment to each Fund by VA’s principals; the benefits for VA in managing the Funds; the overall expenses of the Fund; and the nature and frequency of sub-advisory fee payments. The Board also considered that the sub-advisory fee will not change for the Funds under the Interim or New Sub-Advisory Agreement or in any way as a result of the Transaction, and that the staff and personnel currently providing services to the Funds will continue to do so pursuant to the New Sub-Advisory Agreement with VA. The Trustees reviewed information provided by VA regarding its profits associated with managing each Fund. The Board also considered that VA represented that its fee for sub-advising each Fund is competitive with sub-advisory fees paid by other accounts managed by VA. The Board also considered that the sub-advisory fee will not change for the Funds under the Interim or New Sub-Advisory Agreement or in any way as a result of the Transaction. Further, as an important part of their considerations, the Board noted that the staff and personnel currently providing services to the Funds will continue to do so pursuant to the New Sub-Advisory Agreement with VA. The Board considered that the sub-advisory fees charged by VA reflect the resources VA puts into managing each Fund within its investment strategy.

After further consideration, the Board concluded that the profitability and fees to be paid to VA for its sub-advisory services to each Fund were acceptable and within a range of what could have been negotiated at arms-length in light of the services to be rendered to each Fund.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the respective Fund’s investors.

The Trustees considered whether there are any potential expense savings to be realized by the Funds and shareholders as each Fund grows, also known as economies of scale. Under the Funds’ unitary fee structure, the Funds’ investment advisers have each agreed, at its own expense and without reimbursement from the respective Fund, to pay all expenses of the Funds, with certain exceptions. The Trustees noted that while the unitary fee structure of the Funds limits shareholder’s exposure to fee increases, the sub-advisory fee paid to VA under the Interim and New Sub-Advisory Agreements provide for breakpoints in the fees paid to VA as the Funds’ assets increase. The Trustees noted that economies of scale may be realized by each Adviser if assets in the respective Fund increase. After discussion concerning economies of scale, the Board concluded that it was not anticipated that, under the current fee structure, the Funds would achieve economies of scale for Fund shareholders.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the sub-advisory personnel assigned to the Funds; the substance and administration of VA’s Code of Ethics and other relevant policies. The Board noted that VA has represented that it may utilize soft dollars with regard to the Funds which would benefit VA for eligible research products and services which assist in the investment process. The Board also considered that there is the potential for reputational benefits to VA from publicity resulting from sub-advising the Funds.

Vident’s portfolio managers may have potential conflicts of interest in connection with their management of the Funds’ investments and the investments of other Vident accounts managed by the portfolio managers. Vident has policies and procedures designed to prevent this potential conflict from influencing the allocation of investment opportunities. Vident also has procedures in its Code of Ethics to prevent Vident and its personnel from inappropriately benefiting from its relationship with clients, including the Funds.

Following further consideration and discussion, the Board concluded that the VA’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by VA from managing the Funds were satisfactory.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement and each Trustee may have afforded different weight to the various factors. After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement was fair, reasonable, and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Interim Sub-Advisory Agreements for a period of up to 150 days from the Closing Date, and the New Advisory Agreement for an initial two-year term, subject to Fund shareholder approval.

ANNUAL REPORT

American Conservative Values ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, February 1, 2023 and held for the six months ended July 31, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

American Conservative Values ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 2/1/23	Ending Account Value 7/31/23	Annualized Expense Ratio	Expenses Paid During Period Ended 7/31/23*
American Conservative Values ETF	$1,000.00	$1,057.82	0.75%	$3.83
Hypothetical**	$1,000.00	$1,021.08	0.75%	$3.76

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

ANNUAL REPORT

American Conservative Values ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

Investment Advisor:

Ridgeline Research LLC
14961 Finegan Farm Drive
Darnestown, Maryland 20874

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citi Fund Services Ohio, Inc. and Citibank, N.A.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 1(b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f) The code of ethics is attached hereto as exhibit 13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,400 for 2023 and $14,000 for 2022.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2022.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2023 and $3,000 for 2022. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2023 and $0 for 2022.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2022 and $0 for 2021.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 6, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: October 6, 2023

* Print the name and title of each signing officer under his or her signature.